Significant Accounting Policies	12 Months Ended
Aug. 29, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Significant Accounting Policies
Significant Accounting Policies

Basis of Presentation: We are one of the world's leading providers of advanced semiconductor solutions. Through our worldwide operations, we manufacture and market a full range of DRAM, NAND Flash and NOR Flash memory, as well as other innovative memory technologies, packaging solutions and semiconductor systems for use in leading-edge computing, consumer, networking, automotive, industrial, embedded and mobile products. The accompanying consolidated financial statements include the accounts of Micron Technology, Inc. and its consolidated subsidiaries and have been prepared in accordance with accounting principles generally accepted in the United States of America.

In the third quarter of 2014, we reorganized our business units. All prior period amounts reflect this reorganization. Factors used to identify our segments include, among others, markets, customers and products. Segment information reported herein is consistent with how it is reviewed and evaluated by our chief operating decision makers. We have the following four reportable segments:

Compute and Networking Business Unit ("CNBU"): Includes DRAM and NOR Flash products sold to the compute, networking, graphics, and cloud server markets, as well as NAND Flash products sold primarily into the networking market.
Storage Business Unit ("SBU"): Includes NAND Flash components and Solid State Drives ("SSDs") sold into enterprise and client storage, and cloud and removable storage markets. SBU also includes NAND Flash products sold to Intel through our IMFT joint venture.
Embedded Business Unit ("EBU"): Includes DRAM, NAND Flash and NOR Flash products sold into automotive and industrial applications, as well as the connected home and consumer electronics markets.
Mobile Business Unit ("MBU"): Includes DRAM, NAND Flash, and NOR Flash products sold to the smartphone, feature phone, and tablet mobile-device markets.

Certain reclassifications have been made to prior period amounts to conform to current period presentation, including restructure and asset impairment activities prior to 2013 that were previously reported in other operating (income) expense, net. In 2013, we reclassified gains and losses from changes in currency exchange rates in order to improve comparability with our industry peers. As a result of the reclassification, $6 million of losses in both 2012 and 2011, were reclassified from the amounts previously reported in other operating (income) expense, net to other non-operating income (expense), net. Certain deferred tax assets and liabilities in prior years were corrected with corresponding changes in the valuation allowance, resulting in no change to net deferred tax assets. The change in these items was not material for any period presented.

Our fiscal year is the 52 or 53-week period ending on the Thursday closest to August 31. Our fiscal years 2013, 2012 and 2011 each contained 52 weeks. All period references are to our fiscal periods unless otherwise indicated. Our recently acquired subsidiary, Elpida Memory, Inc., has been consolidated based on its fiscal year ending on August 31, 2013.

Use of Estimates: The preparation of financial statements and related disclosures in conformity with accounting principles generally accepted in the United States of America requires our management to make estimates and judgments that affect the reported amounts of assets, liabilities, revenues, expenses and related disclosures.  Estimates and judgments are based on historical experience, forecasted events and various other assumptions that we believe to be reasonable under the circumstances.  Estimates and judgments may differ under different assumptions or conditions.  We evaluate our estimates and judgments on an ongoing basis.  Actual results could differ from estimates.

Product Warranty: We generally provide a limited warranty that our products are in compliance with our specifications existing at the time of delivery.  Under our general terms and conditions of sale, liability for certain failures of product during a stated warranty period is usually limited to repair or replacement of defective items or return of, or a credit with respect to, amounts paid for such items.  Under certain circumstances, we provide more extensive limited warranty coverage than that provided under our general terms and conditions.  Our warranty obligations are not material.

Revenue Recognition: We recognize product or license revenue when persuasive evidence that a sales arrangement exists, delivery has occurred, the price is fixed or determinable and collectability is reasonably assured.  Since we are unable to estimate returns and changes in market price, and therefore the price is not fixed or determinable, sales made under agreements allowing pricing protection or rights of return (other than for product warranty) are deferred until customers have resold the product.

Research and Development: Costs related to the conceptual formulation and design of products and processes are expensed as research and development as incurred.  Determining when product development is complete requires judgment.  Development of a product is deemed complete once the product has been thoroughly reviewed and has passed tests for performance and reliability.  Subsequent to product qualification, product costs are valued in inventory.  Product design and other research and development costs for certain technologies are shared with our joint venture partners.  Amounts receivable from these cost-sharing arrangements are reflected as a reduction of research and development expense.  (See "Equity Method Investments" and "Consolidated Variable Interest Entities – IM Flash" notes.)

Stock-based Compensation: Stock-based compensation is measured at the grant date, based on the fair value of the award, and recognized as expense under the straight-line attribution method over the requisite service period.  We issue new shares upon the exercise of stock options or conversion of share units.  (See "Equity Plans" note.)

Stock Repurchases: When we repurchase and retire our common stock, any excess of the repurchase price paid over par value is allocated between paid-in capital and retained earnings.

Functional Currency: The U.S. dollar is the functional currency for all of our consolidated operations.

Financial Instruments: Cash equivalents include highly liquid short-term investments with original maturities to us of three months or less, readily convertible to known amounts of cash.  Investments with original maturities greater than three months and remaining maturities less than one year are included in short-term investments.  Investments with remaining maturities greater than one year are included in long-term marketable investments.  The carrying value of investment securities sold is determined using the specific identification method.

Derivative and Hedging Instruments: We use derivative financial instruments to manage certain exposures to fluctuating currency exchange and interest rates. Our derivatives consist primarily of forward and option currency contracts and interest rate swap contracts. We do not use derivative instruments for trading or speculative purposes. Derivative instruments are measured at their fair values and recognized as either assets or liabilities. The accounting for changes in the fair value of derivative instruments is based on the intended use of the derivative and the resulting designation. For derivative instruments that are not designated as hedges for accounting purpose, gains or losses from changes in fair values are recognized in other non-operating income (expense). For derivative instruments designated as cash-flow hedges, the effective portion of the gain or loss is included as a component of other comprehensive income (loss), and the ineffective or excluded portion of the gain or loss is included in other non-operating income (expense). The amounts in accumulated other comprehensive income (loss) for these cash flow hedges are reclassified into earnings in the same line items of the consolidated statements of operation and in the same periods in which the underlying transactions affect earnings.  Effectiveness is measured by comparing the cumulative change in the fair value of the hedge contract with the cumulative change in the forecasted cash flows of the hedged item. For the effectiveness assessment of our cash-flow hedges, changes in the time value are excluded for forward contracts and included for options.
We seek to enter into master netting arrangements to mitigate credit risk in derivative transactions. These master netting arrangements allow us and our counterparties to net settle amounts owed to each other. Derivative assets and liabilities that can be net settled under these arrangements have been presented in our consolidated balance sheet on a net basis.
(See "Derivative Financial Instruments – Currency Derivatives with Hedge Accounting Designation" note.)
Inventories: Inventories are stated at the lower of average cost or market value.  Cost includes labor, material and overhead costs, including product and process technology costs.  Determining market values of inventories involves numerous judgments, including projecting average selling prices and sales volumes for future periods and costs to complete products in work in process inventories.  When market values are below costs, we record a charge to cost of goods sold to write down inventories to their estimated market value in advance of when the inventories are actually sold.  The major characteristics considered in determining inventory categories for purposes of determining the lower of cost or market value are product type and markets. Prior to the third quarter of 2013, inventory was categorized as memory (primarily DRAM and NAND Flash and NOR Flash) and imaging products for purposes of determining lower of average cost or market. Due to the sale on May 3, 2013 of Micron Technology Italia, S.r.l. ("MIT") and our assignment to LFoundry Marsica S.r.l. ("LFoundry") of our supply agreement with Aptina Imaging Corporation ("Aptina") for CMOS image sensors, we ceased manufacturing CMOS image sensors subsequent to that date and no longer have imagining inventory for purposes of determining lower of average cost or market.

Product and Process Technology: Costs incurred to acquire product and process technology or to patent technology are capitalized and amortized on a straight-line basis over periods ranging up to 10 years.  We capitalize a portion of costs incurred based on the historical and projected patents issued as a percent of patents we file.  Capitalized product and process technology costs are amortized over the shorter of (i) the estimated useful life of the technology, (ii) the patent term or (iii) the term of the technology agreement.  Fully-amortized assets are removed from product and process technology and accumulated amortization.

Property, Plant and Equipment: Property, plant and equipment are stated at cost and depreciated using the straight-line method over estimated useful lives of generally 10 to 30 years for buildings, generally 5 to 7 years for equipment and 3 to 5 years for software.  Assets held for sale are carried at the lower of cost or estimated fair value and are included in other noncurrent assets.  When property or equipment is retired or otherwise disposed, the net book value of the asset is removed and we recognize any gain or loss in our results of operations.

We capitalize interest on borrowings during the active construction period of capital projects.  Capitalized interest is added to the cost of the underlying assets and amortized over the useful lives of the assets.